Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,630,090	$ 2,497,471
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,466,155	1,206,013
Less accumulated impairment on:
Intangible assets, net	1,163,935	1,291,458
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	168,508	165,283
Less accumulated amortization on:
Accumulated amortization of intangible assets	101,197	83,317
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	880,764	787,492
Less accumulated amortization on:
Accumulated amortization of intangible assets	578,383	472,791
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,541,507	1,505,839
Less accumulated amortization on:
Accumulated amortization of intangible assets	756,463	624,756
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	39,311	38,857
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 30,112	$ 25,149